Cover	Sep. 14, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2021
Entity Registrant Name	SKILLZ INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39243
Entity Tax Identification Number	84-4478274
Entity Address, Address Line One	PO Box 445
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	762-0511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001801661
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SKLZ
Security Exchange Name	NYSE
Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	SKLZ.WS
Security Exchange Name	NYSE